Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND II
Central Index Key	dei_EntityCentralIndexKey	0000831016
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
Inv | Disciplined Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf831016_SupplementTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Investor Class Disciplined Small Cap
Portfolio
April 30, 2011
Prospectus
The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.31%
Acquired fund fees and expenses	0.03%
Total annual operating expensesA	1.05%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

Init Serv | Disciplined Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf831016_SupplementTextBlock
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2 Disciplined Small Cap
Portfolio
April 30, 2011
Prospectus
The following information replaces similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.24%	0.23%	0.32%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual operating expensesA	0.98%	1.07%	1.31%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces similar information under the heading "Fee Table" in the "Fund Summary"section on page 3.
	Initial Class	Service Class	Service Class 2
1 year	$ 100	$ 109	$ 133
3 years	$ 312	$ 340	$ 415
5 years	$ 542	$ 590	$ 718
10 years	$ 1,201	$ 1,306	$ 1,579